Director’s Payments (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Director’s Payments [Abstract]
Director payments	€ 194,042	$ 0	€ 106,693	€ 46,892